Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease period of leasehold land (in years)	50 years
Ordinary shares, par value (in US$ per share)	$ 0.10	$ 0.10
Contributions to defined contribution plans	$ 11,795,000	$ 7,181,000	$ 2,660,000
Buildings
Property plant and equipment useful life (in years)	20 years
Plant and equipment | Minimum
Property plant and equipment useful life (in years)	5 years
Plant and equipment | Maximum
Property plant and equipment useful life (in years)	10 years
Furniture and fixtures, other equipment and motor vehicles | Minimum
Property plant and equipment useful life (in years)	4 years
Furniture and fixtures, other equipment and motor vehicles | Maximum
Property plant and equipment useful life (in years)	5 years
Leasehold improvements | Maximum
Property plant and equipment useful life (in years)	5 years
Other expense and income
Net foreign currency exchange (losses)/gains	$ (5,704,000)	$ 1,671,000	$ 3,265,000